Loans Receivable Franchisees (Details) - Schedule of Loans are Non-interest Bearing - USD ($)	6 Months Ended
	Apr. 30, 2024	Oct. 31, 2023
Schedule of Loans are Non-interest Bearing [Abstract]
Loan to related franchisees, gross	$ 18,296,645	$ 17,993,467
Discount based on imputed interest rate of 11.75%	(2,094,046)	(2,072,010)
Loan to franchisees, net of discount	16,202,599	15,921,457
Provision for credit losses	(14,207,515)	(11,554,072)
Loan to franchisees, net of discount and allowance	$ 1,995,084	$ 4,367,385